Audit and Other Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 9,200	£ 6,000	£ 5,600
Audit-related services related to services performed in connection with the statutory and regulatory filings	800	600	1,400
Audit-related services related to services performed in connection with securitisation, debt issuance and related work and reporting to prudential and conduct regulators	800	700	1,800
Application of IFRS9 [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	1,600
Santander UK Group Holdings plc [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for the statutory audit	400	300	£ 200
Corporate and Other Borrowers [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 45	£ 893